Fair Value Measurement (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value, assets measured on recurring basis
Securities available for sale	$ 85,891
Level 1 [Member]
Fair value, assets measured on recurring basis
Securities available for sale	81
Level 2 [Member]
Fair value, assets measured on recurring basis
Securities available for sale	85,810
Level 3 [Member]
Fair value, assets measured on recurring basis
Securities available for sale
Fair Value, Measurements, Recurring [Member]
Fair value, assets measured on recurring basis
Securities available for sale	85,891	126,114
Mortgage loan commitments	(40)	(94)
Total	85,851	126,020
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair value, assets measured on recurring basis
Securities available for sale	81	613
Mortgage loan commitments	0	0
Total	81	613
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value, assets measured on recurring basis
Securities available for sale	85,810	125,501
Mortgage loan commitments	(40)	(94)
Total	85,770	125,407
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair value, assets measured on recurring basis
Securities available for sale	0	0
Mortgage loan commitments	0	0
Total	$ 0	$ 0